Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
July 31, 2023
WLF-NPRT1-0923
1.9893108.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.0%
Netflix, Inc. (a)	4,728	2,075,450
The Walt Disney Co. (a)	12,208	1,085,169
		3,160,619
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	7,358	976,554
Bumble, Inc. (a)	41,106	761,283
		1,737,837
Media - 1.3%
Interpublic Group of Companies, Inc.	62,672	2,145,263
TOTAL COMMUNICATION SERVICES		7,043,719
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.7%
General Motors Co.	28,236	1,083,415
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	24,551	3,281,978
Etsy, Inc. (a)	8,777	892,182
Kohl's Corp.	25,997	739,615
		4,913,775
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	28,233	1,220,795
Bright Horizons Family Solutions, Inc. (a)	6,531	633,703
		1,854,498
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	8,354	1,685,921
Vail Resorts, Inc.	3,460	814,795
		2,500,716
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	28,642	1,386,846
Specialty Retail - 3.0%
Aritzia, Inc. (a)	26,513	504,464
Best Buy Co., Inc.	9,561	794,041
Foot Locker, Inc.	17,709	475,841
FSN E-Commerce Ventures Private Ltd.	2,854	4,994
Lowe's Companies, Inc.	7,723	1,809,267
Williams-Sonoma, Inc.	9,149	1,268,417
		4,857,024
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,254	1,164,675
Tapestry, Inc.	17,898	772,299
		1,936,974
TOTAL CONSUMER DISCRETIONARY		18,533,248
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies, Inc.	33,284	723,261
Food Products - 1.7%
Bunge Ltd.	7,962	865,231
The Hershey Co.	8,278	1,914,784
		2,780,015
Household Products - 0.7%
The Clorox Co.	6,990	1,058,845
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	5,445	980,100
Shiseido Co. Ltd.	13,646	597,579
		1,577,679
TOTAL CONSUMER STAPLES		6,139,800
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	38,936	1,393,519
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	30,966	828,341
EQT Corp.	15,678	661,298
Equinor ASA	25,695	785,971
Marathon Petroleum Corp.	5,585	742,917
Occidental Petroleum Corp.	16,035	1,012,290
		4,030,817
TOTAL ENERGY		5,424,336
FINANCIALS - 13.7%
Banks - 4.7%
Bank of America Corp.	75,984	2,431,488
Citigroup, Inc.	25,139	1,198,125
First Horizon National Corp.	46,827	638,252
Huntington Bancshares, Inc.	96,620	1,182,629
JPMorgan Chase & Co.	11,524	1,820,331
Starling Bank Ltd. Series D (a)(b)(c)	34,700	155,418
		7,426,243
Capital Markets - 2.6%
Franklin Resources, Inc.	27,820	813,457
Macquarie Group Ltd.	11,081	1,302,618
NASDAQ, Inc.	41,507	2,095,688
		4,211,763
Financial Services - 3.2%
MasterCard, Inc. Class A	6,592	2,599,094
WEX, Inc. (a)	13,275	2,513,621
		5,112,715
Insurance - 3.2%
Hartford Financial Services Group, Inc.	33,717	2,423,578
Marsh & McLennan Companies, Inc.	6,592	1,242,065
Progressive Corp.	11,080	1,395,858
		5,061,501
TOTAL FINANCIALS		21,812,222
HEALTH CARE - 13.0%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	4,012	783,945
Moderna, Inc. (a)	4,848	570,416
Sage Therapeutics, Inc. (a)	9,937	344,615
Vertex Pharmaceuticals, Inc. (a)	7,675	2,704,210
Zai Lab Ltd. ADR (a)	8,171	245,620
		4,648,806
Health Care Equipment & Supplies - 2.2%
Hologic, Inc. (a)	33,558	2,665,176
Insulet Corp. (a)	2,728	754,974
Outset Medical, Inc. (a)	5,606	115,371
		3,535,521
Health Care Providers & Services - 3.6%
Centene Corp. (a)	22,469	1,529,914
Cigna Group	6,362	1,877,426
CVS Health Corp.	15,768	1,177,712
Elevance Health, Inc.	2,550	1,202,657
		5,787,709
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	4,990	1,254,536
Pharmaceuticals - 3.5%
Eli Lilly & Co.	1,859	845,008
Merck KGaA	7,956	1,397,870
UCB SA	14,479	1,281,851
Zoetis, Inc. Class A	10,628	1,999,021
		5,523,750
TOTAL HEALTH CARE		20,750,322
INDUSTRIALS - 12.4%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	9,633	1,802,623
Electrical Equipment - 4.7%
AMETEK, Inc.	12,308	1,952,049
Eaton Corp. PLC	7,140	1,465,985
nVent Electric PLC	33,707	1,782,426
Prysmian SpA	18,746	747,157
Regal Rexnord Corp.	6,747	1,053,746
Sunrun, Inc. (a)	25,085	476,113
		7,477,476
Ground Transportation - 0.4%
ArcBest Corp.	4,940	574,621
Machinery - 3.2%
Deere & Co.	3,611	1,551,286
Federal Signal Corp.	19,382	1,184,046
Hillenbrand, Inc.	16,682	866,463
Otis Worldwide Corp.	15,831	1,439,988
		5,041,783
Passenger Airlines - 0.2%
JetBlue Airways Corp. (a)	42,021	326,503
Professional Services - 2.8%
Leidos Holdings, Inc.	15,024	1,405,195
Manpower, Inc.	10,034	791,482
Planet Labs PBC Class A (a)	91,789	341,455
Science Applications International Corp.	16,252	1,972,018
		4,510,150
TOTAL INDUSTRIALS		19,733,156
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	9,023	1,399,377
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	8,604	1,609,550
Flex Ltd. (a)	31,940	873,878
Insight Enterprises, Inc. (a)	6,129	899,063
		3,382,491
IT Services - 2.2%
Accenture PLC Class A	11,151	3,527,619
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	16,536	1,891,718
Axcelis Technologies, Inc. (a)	8,660	1,736,157
Marvell Technology, Inc.	20,921	1,362,585
NVIDIA Corp.	7,328	3,424,301
NXP Semiconductors NV	9,545	2,128,344
		10,543,105
Software - 11.1%
Adobe, Inc. (a)	5,035	2,749,966
HubSpot, Inc. (a)	4,474	2,597,381
Intuit, Inc.	5,186	2,653,676
Microsoft Corp.	18,034	6,057,979
Pagerduty, Inc. (a)	25,894	671,172
Salesforce, Inc. (a)	12,853	2,892,054
		17,622,228
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	22,198	4,360,797
TOTAL INFORMATION TECHNOLOGY		40,835,617
MATERIALS - 4.5%
Chemicals - 2.1%
Cabot Corp.	11,702	830,842
Celanese Corp. Class A	7,026	880,990
Eastman Chemical Co.	8,895	761,234
The Chemours Co. LLC	24,349	900,426
		3,373,492
Construction Materials - 0.6%
Summit Materials, Inc.	24,984	903,921
Metals & Mining - 1.8%
Commercial Metals Co.	36,385	2,081,950
Schnitzer Steel Industries, Inc. Class A	22,199	803,826
		2,885,776
TOTAL MATERIALS		7,163,189
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Equity Lifestyle Properties, Inc.	24,845	1,768,467
Ventas, Inc.	30,625	1,485,925
		3,254,392
UTILITIES - 3.1%
Electric Utilities - 2.2%
NextEra Energy, Inc.	15,649	1,147,072
ORSTED A/S (d)	15,094	1,316,666
SSE PLC	45,272	979,272
		3,443,010
Water Utilities - 0.9%
American Water Works Co., Inc.	10,306	1,519,414
TOTAL UTILITIES		4,962,424
TOTAL COMMON STOCKS (Cost $130,371,760)		155,652,425

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (a)(b)(c) (Cost $350,799)	402	444,721

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e) (Cost $3,390,350)	3,389,672	3,390,350

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $134,112,909)	159,487,496
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(104,930)
NET ASSETS - 100.0%	159,382,566

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $600,139 or 0.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,316,666 or 0.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,527,991	8,117,319	9,254,960	57,537	-	-	3,390,350	0.0%
Total	4,527,991	8,117,319	9,254,960	57,537	-	-	3,390,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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